(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital with current income as a secondary objective.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - - (Disciplined Value Mid Cap Fund)	Class R1	Class R3	Class R5
Maximum front-end sales charge (load)	none	none	none
Maximum deferred sales charge (load)	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Disciplined Value Mid Cap Fund)		Class R1	Class R3	Class R5
Management fee		0.71%	0.71%	0.71%
Distribution and service (Rule 12b-1) fees		0.50%	0.50%	none
Service plan fee	[1]	0.25%	0.15%	0.05%
Additional other expenses	[1]	0.06%	0.06%	0.06%
Total other expenses	[1]	0.31%	0.21%	0.11%
Total annual fund operating expenses		1.52%	1.42%	0.82%
[1]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Disciplined Value Mid Cap Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R1	155	480	829	1,813
Class R3	145	449	776	1,702
Class R5	84	262	455	1,014

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $209 million to $39.5 billion as of March 31, 2017, and may change over time.

The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of factors such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 4 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares of the fund commenced operations on July 12, 2010. Investor shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) commenced operations on June 2, 1997. Because Class R1, Class R3, and Class R5 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of the predecessor fund's Investor Shares (prior to July 12, 2010), and the fund's Class A shares (from July 12, 2010), except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns for Class R1, Class R3, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

[1]
Calendar year total returns (%)—Class R1

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 4.19%. Best quarter: Q2 '09, 19.63% Worst quarter: Q4 '08, -21.89%
Average annual total returns (%)—as of 12/31/16
Average Annual Total Returns - (Disciplined Value Mid Cap Fund) -	1 Year	5 Years	10 Years
Class R1	15.01%	16.79%	10.34%
Class R1 | after tax on distributions	14.30%	16.00%	9.54%
Class R1 | after tax on distributions, with sale	9.08%	13.50%	8.27%
Class R3	15.01%	16.79%	10.34%
Class R5	15.01%	16.79%	10.34%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	20.00%	15.70%	7.59%

[1]	Previously, the returns shown for Class R1, Class R3, and Class R5 shares were those of the predecessor fund's Investor shares (prior to July 12, 2010) and the fund's Class A shares (from July 12, 2010) that in each case were recalculated to apply the estimated gross fees and expenses of Class R1, Class R3, and Class R5 shares.